Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	€ 6,279	€ 12,330	[1]	€ 2,785	[2]
Attributable to equity holders of Sanofi	6,223	12,294	[3]	2,754	[3]
Attributable to non-controlling interests	56	36	[1]	31	[4]
Other comprehensive income:
Actuarial gains/(losses)	686	(267)	[1]	(336)	[1]
Change in fair value of equity instruments included in financial assets and financial liabilities	165	320	[1]	106	[1]
Tax effects	(54)	(39)	[1]	101	[1]
Items not subsequently reclassifiable to profit or loss	797	14	[1]	(129)	[1]
Change in fair value of debt instruments included in financial assets	(21)	15	[1]	28	[1]
Change in fair value of cash flow hedges	(6)	4	[1]	(13)	[1]
Change in currency translation differences	2,459	(3,976)	[1]	751	[1]
Tax effects	78	(64)	[1]	47	[1]
Items subsequently reclassifiable to profit or loss	2,510	(4,021)	[1]	813	[1]
Other comprehensive income for the period, net of taxes	3,307	(4,007)	[2]	684	[1]
Comprehensive income	9,586	8,323	[1]	3,469	[2]
Comprehensive income, attributable to equity holders of Sanofi	9,519	8,307	[1]	3,439	[1]
Comprehensive income, attributable to non-controlling interests	€ 67	€ 16	[1]	€ 30	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.